Defined benefit plans (Detail 10) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 30,119	$ 33,975
Plan asset allocation %	100.00%	100.00%
Swiss pension plan | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 326	$ 187
Plan asset allocation %	1.00%	1.00%
Swiss pension plan | Real estate / property - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 3,783	$ 3,530
Plan asset allocation %	13.00%	10.00%
Swiss pension plan | Real estate / property - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 919	$ 580
Plan asset allocation %	3.00%	2.00%
Swiss pension plan | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 743	$ 843
Plan asset allocation %	2.00%	2.00%
Swiss pension plan | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 7,134	$ 8,865
Plan asset allocation %	24.00%	26.00%
Swiss pension plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 3,760	$ 4,446
Plan asset allocation %	12.00%	13.00%
Swiss pension plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 6,031	$ 5,093
Plan asset allocation %	20.00%	15.00%
Swiss pension plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,062	$ 1,314
Plan asset allocation %	4.00%	4.00%
Swiss pension plan | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 5,086	$ 7,769
Plan asset allocation %	17.00%	23.00%
Swiss pension plan | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,275	$ 1,349
Plan asset allocation %	4.00%	4.00%
Swiss pension plan | Quoted in an active market
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 19,049	$ 22,973
Swiss pension plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	326	187
Swiss pension plan | Quoted in an active market | Real estate / property - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Quoted in an active market | Real estate / property - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	743	843
Swiss pension plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	4,964	6,213
Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	3,760	4,446
Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	6,031	5,093
Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	1,062	1,314
Swiss pension plan | Quoted in an active market | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	1,540	4,211
Swiss pension plan | Quoted in an active market | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	624	668
Swiss pension plan | Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	11,071	11,002
Swiss pension plan | Other | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Other | Real estate / property - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	3,783	3,530
Swiss pension plan | Other | Real estate / property - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	919	580
Swiss pension plan | Other | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Other | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2,171	2,652
Swiss pension plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Other | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	3,547	3,558
Swiss pension plan | Other | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	651	682
UK pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2,488	$ 4,297
Plan asset allocation %	100.00%	100.00%
UK pension plan | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 104	$ 147
Plan asset allocation %	4.00%	3.00%
UK pension plan | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,729	$ 2,605
Plan asset allocation %	69.00%	61.00%
UK pension plan | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 297	$ 372
Plan asset allocation %	12.00%	9.00%
UK pension plan | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 7	$ 4
Plan asset allocation %	0.00%	0.00%
UK pension plan | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 22	$ 47
Plan asset allocation %	1.00%	1.00%
UK pension plan | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 366	$ 921
Plan asset allocation %	15.00%	21.00%
UK pension plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 457	$ 679
Plan asset allocation %	18.00%	16.00%
UK pension plan | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1	$ 12
Plan asset allocation %	0.00%	0.00%
UK pension plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 90	$ 179
Plan asset allocation %	4.00%	4.00%
UK pension plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 114	$ 115
Plan asset allocation %	5.00%	3.00%
UK pension plan | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 64	$ 122
Plan asset allocation %	3.00%	3.00%
UK pension plan | Investment funds - Real estate - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 36	$ 40
Plan asset allocation %	1.00%	1.00%
UK pension plan | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ (280)	$ (313)
Plan asset allocation %	(11.00%)	(7.00%)
UK pension plan | Repurchase agreements
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ (612)	$ (725)
Plan asset allocation %	(25.00%)	(17.00%)
UK pension plan | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 94	$ 91
Plan asset allocation %	4.00%	2.00%
UK pension plan | Quoted in an active market
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2,336	$ 4,074
UK pension plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	104	147
UK pension plan | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	1,729	2,605
UK pension plan | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	297	372
UK pension plan | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	7	4
UK pension plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	19	44
UK pension plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	366	921
UK pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	367	532
UK pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	1	12
UK pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	90	179
UK pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	114	115
UK pension plan | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	64	110
UK pension plan | Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	6	6
UK pension plan | Quoted in an active market | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	(280)	(313)
UK pension plan | Quoted in an active market | Repurchase agreements
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	(612)	(725)
UK pension plan | Quoted in an active market | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	66	65
UK pension plan | Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	151	223
UK pension plan | Other | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	3	4
UK pension plan | Other | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	90	147
UK pension plan | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	12
UK pension plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	31	34
UK pension plan | Other | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Repurchase agreements
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	27	26
US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,039	$ 1,329
Plan asset allocation %	100.00%	100.00%
US and German pension plans | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 7	$ 11
Plan asset allocation %	1.00%	1.00%
US and German pension plans | Equity securities - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 55	$ 79
Plan asset allocation %	5.00%	6.00%
US and German pension plans | Equity securities - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 24	$ 31
Plan asset allocation %	2.00%	2.00%
US and German pension plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 359	$ 486
Plan asset allocation %	35.00%	37.00%
US and German pension plans | Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 4	$ 17
Plan asset allocation %	0.00%	1.00%
US and German pension plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 74	$ 97
Plan asset allocation %	7.00%	7.00%
US and German pension plans | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 3	$ 6
Plan asset allocation %	0.00%	0.00%
US and German pension plans | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 27	$ 3
Plan asset allocation %	3.00%	0.00%
US and German pension plans | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 33	$ 56
Plan asset allocation %	3.00%	4.00%
US and German pension plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 266	$ 269
Plan asset allocation %	26.00%	20.00%
US and German pension plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 109	$ 147
Plan asset allocation %	10.00%	11.00%
US and German pension plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2	$ 11
Plan asset allocation %	0.00%	1.00%
US and German pension plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 5	$ 2
Plan asset allocation %	0.00%	0.00%
US and German pension plans | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 11	$ 9
Plan asset allocation %	1.00%	1.00%
US and German pension plans | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 54	$ 99
Plan asset allocation %	5.00%	7.00%
US and German pension plans | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 6	$ 6
Plan asset allocation %	1.00%	0.00%
US and German pension plans | Quoted in an active market
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,027	$ 1,319
US and German pension plans | Quoted in an active market | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	7	11
US and German pension plans | Quoted in an active market | Equity securities - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	55	79
US and German pension plans | Quoted in an active market | Equity securities - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	24	31
US and German pension plans | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	359	486
US and German pension plans | Quoted in an active market | Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	4	17
US and German pension plans | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	74	97
US and German pension plans | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	3	6
US and German pension plans | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	27	3
US and German pension plans | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	33	56
US and German pension plans | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	266	269
US and German pension plans | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	109	147
US and German pension plans | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2	11
US and German pension plans | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	5	2
US and German pension plans | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Quoted in an active market | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	54	99
US and German pension plans | Quoted in an active market | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	5	5
US and German pension plans | Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	12	10
US and German pension plans | Other | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Equity securities - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Equity securities - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	11	9
US and German pension plans | Other | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	1	1
UBS AG | Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 16,957	$ 19,196
Plan asset allocation %	100.00%	100.00%
UBS AG | Swiss pension plan | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 183	$ 106
Plan asset allocation %	1.00%	1.00%
UBS AG | Swiss pension plan | Real estate / property - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2,130	$ 1,994
Plan asset allocation %	13.00%	10.00%
UBS AG | Swiss pension plan | Real estate / property - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 517	$ 328
Plan asset allocation %	3.00%	2.00%
UBS AG | Swiss pension plan | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 418	$ 476
Plan asset allocation %	2.00%	2.00%
UBS AG | Swiss pension plan | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 4,017	$ 5,009
Plan asset allocation %	24.00%	26.00%
UBS AG | Swiss pension plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2,117	$ 2,512
Plan asset allocation %	12.00%	13.00%
UBS AG | Swiss pension plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 3,395	$ 2,877
Plan asset allocation %	20.00%	15.00%
UBS AG | Swiss pension plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 598	$ 742
Plan asset allocation %	4.00%	4.00%
UBS AG | Swiss pension plan | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2,864	$ 4,389
Plan asset allocation %	17.00%	23.00%
UBS AG | Swiss pension plan | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 718	$ 762
Plan asset allocation %	4.00%	4.00%
UBS AG | Swiss pension plan | Quoted in an active market
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 10,724	$ 12,980
UBS AG | Swiss pension plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	183	106
UBS AG | Swiss pension plan | Quoted in an active market | Real estate / property - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Quoted in an active market | Real estate / property - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	418	476
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2,794	3,510
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2,117	2,512
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	3,395	2,877
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	598	742
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	867	2,379
UBS AG | Swiss pension plan | Quoted in an active market | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	351	377
UBS AG | Swiss pension plan | Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	6,233	6,216
UBS AG | Swiss pension plan | Other | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Other | Real estate / property - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2,130	1,994
UBS AG | Swiss pension plan | Other | Real estate / property - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	517	328
UBS AG | Swiss pension plan | Other | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Other | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	1,222	1,498
UBS AG | Swiss pension plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Other | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	1,997	2,010
UBS AG | Swiss pension plan | Other | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	367	385
UBS AG | UK pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2,488	$ 4,297
Plan asset allocation %	100.00%	100.00%
UBS AG | UK pension plan | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 104	$ 147
Plan asset allocation %	4.00%	3.00%
UBS AG | UK pension plan | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,729	$ 2,605
Plan asset allocation %	69.00%	61.00%
UBS AG | UK pension plan | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 297	$ 372
Plan asset allocation %	12.00%	9.00%
UBS AG | UK pension plan | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 7	$ 4
Plan asset allocation %	0.00%	0.00%
UBS AG | UK pension plan | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 22	$ 47
Plan asset allocation %	1.00%	1.00%
UBS AG | UK pension plan | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 366	$ 921
Plan asset allocation %	15.00%	21.00%
UBS AG | UK pension plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 457	$ 679
Plan asset allocation %	18.00%	16.00%
UBS AG | UK pension plan | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1	$ 12
Plan asset allocation %	0.00%	0.00%
UBS AG | UK pension plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 90	$ 179
Plan asset allocation %	4.00%	4.00%
UBS AG | UK pension plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 114	$ 115
Plan asset allocation %	5.00%	3.00%
UBS AG | UK pension plan | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 64	$ 122
Plan asset allocation %	3.00%	3.00%
UBS AG | UK pension plan | Investment funds - Real estate - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 36	$ 40
Plan asset allocation %	1.00%	1.00%
UBS AG | UK pension plan | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ (280)	$ (313)
Plan asset allocation %	(11.00%)	(7.00%)
UBS AG | UK pension plan | Repurchase agreements
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ (612)	$ (725)
Plan asset allocation %	(25.00%)	(17.00%)
UBS AG | UK pension plan | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 94	$ 91
Plan asset allocation %	4.00%	2.00%
UBS AG | UK pension plan | Quoted in an active market
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2,336	$ 4,074
UBS AG | UK pension plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	104	147
UBS AG | UK pension plan | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	1,729	2,605
UBS AG | UK pension plan | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	297	372
UBS AG | UK pension plan | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	7	4
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	19	44
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	366	921
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	367	532
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	1	12
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	90	179
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	114	115
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	64	110
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	6	6
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	(280)	(313)
UBS AG | UK pension plan | Quoted in an active market | Repurchase agreements
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	(612)	(725)
UBS AG | UK pension plan | Quoted in an active market | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	66	65
UBS AG | UK pension plan | Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	151	223
UBS AG | UK pension plan | Other | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	3	4
UBS AG | UK pension plan | Other | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	90	147
UBS AG | UK pension plan | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	12
UBS AG | UK pension plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	31	34
UBS AG | UK pension plan | Other | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Repurchase agreements
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	27	26
UBS AG | US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,039	$ 1,329
Plan asset allocation %	100.00%	100.00%
UBS AG | US and German pension plans | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 7	$ 11
Plan asset allocation %	1.00%	1.00%
UBS AG | US and German pension plans | Equity securities - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 55	$ 79
Plan asset allocation %	5.00%	6.00%
UBS AG | US and German pension plans | Equity securities - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 24	$ 31
Plan asset allocation %	2.00%	2.00%
UBS AG | US and German pension plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 359	$ 486
Plan asset allocation %	35.00%	37.00%
UBS AG | US and German pension plans | Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 4	$ 17
Plan asset allocation %	0.00%	1.00%
UBS AG | US and German pension plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 74	$ 97
Plan asset allocation %	7.00%	7.00%
UBS AG | US and German pension plans | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 3	$ 6
Plan asset allocation %	0.00%	0.00%
UBS AG | US and German pension plans | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 27	$ 3
Plan asset allocation %	3.00%	0.00%
UBS AG | US and German pension plans | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 33	$ 56
Plan asset allocation %	3.00%	4.00%
UBS AG | US and German pension plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 266	$ 269
Plan asset allocation %	26.00%	20.00%
UBS AG | US and German pension plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 109	$ 147
Plan asset allocation %	10.00%	11.00%
UBS AG | US and German pension plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2	$ 11
Plan asset allocation %	0.00%	1.00%
UBS AG | US and German pension plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 5	$ 2
Plan asset allocation %	0.00%	0.00%
UBS AG | US and German pension plans | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 11	$ 9
Plan asset allocation %	1.00%	1.00%
UBS AG | US and German pension plans | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 54	$ 99
Plan asset allocation %	5.00%	7.00%
UBS AG | US and German pension plans | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 6	$ 6
Plan asset allocation %	1.00%	0.00%
UBS AG | US and German pension plans | Quoted in an active market
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,027	$ 1,319
UBS AG | US and German pension plans | Quoted in an active market | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	7	11
UBS AG | US and German pension plans | Quoted in an active market | Equity securities - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	55	79
UBS AG | US and German pension plans | Quoted in an active market | Equity securities - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	24	31
UBS AG | US and German pension plans | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	359	486
UBS AG | US and German pension plans | Quoted in an active market | Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	4	17
UBS AG | US and German pension plans | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	74	97
UBS AG | US and German pension plans | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	3	6
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	27	3
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	33	56
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	266	269
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	109	147
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2	11
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	5	2
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	54	99
UBS AG | US and German pension plans | Quoted in an active market | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	5	5
UBS AG | US and German pension plans | Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	12	10
UBS AG | US and German pension plans | Other | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Equity securities - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Equity securities - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	11	9
UBS AG | US and German pension plans | Other | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1	$ 1